PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net cash used in operating activities	¥ 1,201,363	¥ 320,887	¥ 293,436
Investing activities:
Net cash used in investing activities	(13,691,538)	(9,378,007)	(5,131,231)
Financing activities:
Proceeds from short-term borrowings	3,775,353	1,156,215	467,744
Proceeds from long-term borrowings	12,409,833	6,939,140	5,000,510
Repayment of long-term borrowings	(5,177,495)	(4,187,184)	(1,968,913)
Proceeds from exercise of stock options	2,082	78,748	55,469
Net proceeds from issuance of ordinary shares		15,974,517	4,934,126
Net proceeds from issuance of redeemable preferred shares			989,349
Payment of redeemable preferred shares dividends	(49,221)	(65,489)	(25,014)
Net cash provided by financing activities	8,119,155	20,143,661	8,361,939
Effect of exchange rate changes on cash and restricted cash	(95,542)	(566,874)	164,370
Net increase (decrease) in cash and restricted cash	(4,466,562)	10,519,667	3,688,514
Cash and restricted cash at beginning of year	16,492,929	5,973,262	2,284,748
Cash and restricted cash at end of year	12,026,367	16,492,929	5,973,262
Supplemental disclosures of cash flow information
Interest paid	1,538,974	1,113,443	841,388
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	11,147	10,089	7,984
Conversion of convertible bonds		65
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(83,019)	(45,269)	(48,514)
Investing activities:
Investment, loans and advances to subsidiaries	(9,935,432)	(4,940,005)	(4,473,682)
Net cash used in investing activities	(9,935,432)	(4,940,005)	(4,473,682)
Financing activities:
Proceeds from short-term borrowings	3,187,850
Proceeds from long-term borrowings			268,100
Payment of issuance cost of borrowings	(40,645)	(10,619)
Payment of commitment cost of borrowings		(45,968)
Repayment of long-term borrowings		(657,820)
Proceeds from exercise of stock options	2,082	78,748	55,469
Net proceeds from issuance of ordinary shares		15,974,517	4,934,126
Net proceeds from issuance of redeemable preferred shares			989,349
Payment of redeemable preferred shares dividends	(49,221)	(65,489)	(25,014)
Net cash provided by financing activities	3,100,066	15,273,369	6,222,030
Effect of exchange rate changes on cash and restricted cash	(160,320)	(563,459)	70,291
Net increase (decrease) in cash and restricted cash	(7,078,705)	9,724,636	1,770,125
Cash and restricted cash at beginning of year	12,312,249	2,587,613	817,488
Cash and restricted cash at end of year	5,233,544	12,312,249	2,587,613
Supplemental disclosures of cash flow information
Interest paid	38,243	92,509	88,818
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted share award	¥ 11,147	10,089	¥ 7,984
Conversion of convertible bonds		¥ 65